Trade and Other Payables - Summary of Trade and Other Payables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Trade And Other Payables [Line Items]
Trade payables	₽ 48,261	₽ 59,417
Payables to third-party sellers on the marketplace platform	41,475	22,215
Payroll payables, including related taxes	3,537	1,100
Payables under the reverse factoring arrangements	1,683	6,874
Other payables	85	185
Total	95,041	89,791
Current	94,749	89,273
Non-current	₽ 292	₽ 518